VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.3%
Australia—5.6%
Goodman Group	302,300	$6,250
National Storage REIT	1,295,662	2,361
NEXTDC Ltd.(1)	407,498	3,407
Scentre Group	3,668,200	10,281
		22,299

Belgium—1.8%
Aedifica S.A.	50,009	3,967
Warehouses De Pauw CVA	116,479	3,028
		6,995

Canada—2.8%
Canadian Apartment Properties REIT	88,335	2,373
Chartwell Retirement Residences	271,650	3,978
First Capital Real Estate Investment Trust	339,950	4,681
		11,032

China—1.5%
Swire Properties Ltd. (Hong Kong)	2,260,000	6,092
France—1.4%
Klepierre S.A.	145,594	5,773
Germany—1.8%
Vonovia SE	250,178	7,215
India—1.0%
Capitaland India Trust	4,142,783	3,932
Japan—7.7%
Comforia Residential REIT, Inc.	1,061	2,259
Japan Hotel REIT Investment Corp.	7,248	3,785
Mitsubishi Estate Co., Ltd.	403,600	9,845
Mitsui Fudosan Co., Ltd.	1,028,050	11,686
Mitsui Fudosan Logistics Park, Inc.	4,291	3,345
		30,920

Singapore—1.7%
CapitaLand Ascendas REIT	3,056,300	6,729
Spain—2.6%
Merlin Properties Socimi S.A.	708,396	10,348
Sweden—0.6%
Catena AB	52,341	2,563
United Kingdom—6.0%
British Land Co. plc (The)	769,000	4,186
Derwent London plc	106,160	2,489
Safestore Holdings plc	354,122	3,513
Tritax Big Box REIT plc	3,414,125	7,004
UNITE Group plc (The)	905,499	6,829
		24,021

	Shares	Value

United States—63.8%
Agree Realty Corp.	50,900	$3,666
Alexandria Real Estate Equities, Inc.	61,275	2,999
American Homes 4 Rent Class A	331,500	10,641
American Tower Corp.	32,335	5,677
AvalonBay Communities, Inc.	70,645	12,809
Brixmor Property Group, Inc.	346,708	9,091
BXP, Inc.	62,100	4,191
Cousins Properties, Inc.	156,000	4,022
CubeSmart	182,275	6,571
Digital Realty Trust, Inc.	104,475	16,163
Equinix, Inc.	27,760	21,269
Equity LifeStyle Properties, Inc.	106,425	6,450
Essential Properties Realty Trust, Inc.	225,800	6,697
Essex Property Trust, Inc.	24,990	6,539
First Industrial Realty Trust, Inc.	164,075	9,397
Iron Mountain, Inc.	90,065	7,471
Mid-America Apartment Communities, Inc.	55,150	7,661
Phillips Edison & Co., Inc.	140,950	5,014
Prologis, Inc.	230,518	29,428
Public Storage	26,325	6,831
Ryman Hospitality Properties, Inc.	55,635	5,264
Simon Property Group, Inc.	58,221	10,777
Smartstop Self Storage REIT, Inc.	85,225	2,637
Ventas, Inc.	183,850	14,226
Vornado Realty Trust	122,545	4,078
Welltower, Inc.	187,450	34,793
		254,362

Total Common Stocks (Identified Cost $310,552)		392,281

Total Long-Term Investments—98.3% (Identified Cost $310,552)		392,281

TOTAL INVESTMENTS—98.3% (Identified Cost $310,552)		$392,281
Other assets and liabilities, net—1.7%		6,719
NET ASSETS—100.0%		$399,000

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	65%
Japan	8
United Kingdom	6
Australia	6
Canada	3
Spain	2
Germany	2
Other	8
Total	100%
† % of total investments as of December 31, 2025.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$392,281	$392,281
Total Investments	$392,281	$392,281
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2025.
There were no transfers into or out of Level 3 related to securities held at December 31, 2025.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.